Condensed Consolidated Statement of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities
Net loss	$ (2,603,777)	$ (4,901,273)	$ (6,131,479)	$ (1,012,203)
Loss from discontinued operations				72,321
Adjustments to reconcile net loss to net cash used in operating activities:
Gain from disposal of discontinued operations				(2,674,069)
Depreciation and amortization	75,417	254,514	282,950	352,027
Impairment loss		716,000	716,000	319,958
Stock based compensation, including amortization of deferred equity compensation	65,409	192,039	210,333	303,979
Gain on change in fair value of derivative financial instruments	2,762
Gain from expiration of liability classified equity instruments				(92,641)
Amortization of debt discount	729,163	801,762	1,316,165	427,808
(Gain) loss on extinguishment of debt	(260,122)	167,647	178,986	145,212
Change in fair value of debt	352,627	(93,244)	(84,109)
Gain from realization of contingent sale consideration receivable			(125,355)	(1,090,857)
Other non-cash income		(1,662)	(1,662)	(11,094)
Changes in operating assets and liabilities:
Accounts receivable		(4,696)	20,861	28,916
Inventory	12,709	54,403	88,536	59,611
Contract assets	18,956	(335)	(14,948)	264,626
Prepaid expenses and other current assets	45,343	13,565	19,346	(31,299)
Right of use lease assets	155,501	248,913	309,199	403,287
Accounts payable and accrued expenses	388,868	110,549	70,911	(780,239)
Lease liability	(156,533)	(249,721)	(310,627)	(402,292)
Contract liabilities	(184,810)	(58,981)	(39,229)	(303,073)
Liabilities held for sale	64,107
Net cash used in continuing operating activities			(3,494,122)	(4,020,022)
Net cash used in discontinued operating activities				(124,846)
Net cash used in operating activities	(1,294,380)	(2,750,520)	(3,494,122)	(4,144,868)
Cash Flows from Investing Activities
Proceeds from sale of discontinued operations			425,000	3,507,612
Acquisition of property and equipment		(2,598)	(2,598)	(1,500)
Net cash provided by continuing investing activities			422,402	3,506,112
Net cash used in discontinued investing activities
Net cash used in investing activities		(2,598)	422,402	3,506,112
Cash Flows from Financing Activities
Proceeds from sale of common stock	10,000	405,000	405,000	850,000
Proceeds from related party notes payable	1,266,000	2,675,000	3,270,000	1,198,500
Proceeds from third party notes payable	430,000	335,000	335,000	1,283,249
Repayment of related party notes payable	(56,000)	(67,601)	(167,601)	(1,411,004)
Repayment of third party notes payable	(420,950)	(826,545)	(941,660)	(1,096,658)
Net cash provided by continuing financing activities			2,900,739	824,087
Net cash provided by discontinued financing activities
Net cash provided by financing activities	1,229,050	2,520,854	2,900,739	824,087
Net decrease in cash	(65,330)	(232,264)	(170,981)	185,331
Cash, beginning of period	76,241	247,222	247,222	61,891
Cash, end of period	10,911	14,958	76,241	247,222
Supplemental disclosure of cash flow information:
Cash paid during the period for interest	15,351	19,737	26,316	21,041
Cash paid during the period for income tax
Schedule of non-cash investing and financing activities:
Recognition of operating lease: right of use asset and lease liability	29,997	28,044	177,782	798,918
Extinguishment of operating lease: right of use asset and lease liability	(115,172)	(37,469)	(444,434)
Common stock issuable issued during period				108,928
Fair value of options issued in satisfaction of common stock issuable		283,869	283,869
Fair value of warrants allocated to proceeds of related party notes payable		751,158	758,523	171,874
Fair value of derivative financial instruments allocated to proceeds of third party notes payable	72,970
Fair value of warrants allocated to proceeds of third party notes payable				15,139
Fair value of beneficial conversion feature allocated to proceeds of related party notes payable	100,536	782,292	785,040
Fair value of beneficial conversion feature allocated to proceeds of third party notes payable				33,000
Original issue discounts allocated to proceeds of notes payable	164,063		163,969	367,919
Fair value of warrants issued to extend related party debt	73,626	33,138	38,645	50,025
Principal amount of convertible notes payable to related party refinanced	3,926,500		866,500
Principal amount of undocumented advances converted to convertible note payable to related party	420,000
Incremental fair value of convertible note payable to related party resulting from refinancing	11,607	49,680
Note payable to related party balance classified as accrued interest			17,588
Warrant liability incurred in connection with collection of contingent sale consideration receivable				10,820
Net carrying value of equity liabilities (assets) written off				64,647
Proceeds from sale of common stock under Standby Equity Purchase Agreement applied to note payable balance				18,765
Fair value of shares issued to pay vendor accounts payable balance				48,881
Fair value of shares issued for equity issuance costs	9,000	29,134	$ 35,134
Accrued interest included in fair value of note payable	290,505	17,588
Accounts payable included in principal balance of notes payable to related party	27,692
Fair value of stock options issued to reduce accounts payable	38,284
Impact on par value of common stock from reverse stock split	$ 28,190